GOING CONCERN AND MANAGEMENT’S CAPITAL RAISING EVENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 6,194,217	$ 4,700,315
Net cash used in operating activities	1,561,456	1,921,400
Accumulated deficit	17,327,110	$ 11,132,893
Working capital deficit	$ 1,994,231